Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Oct. 09, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Total for R. Duncan Bates ($)(1)	Compensation Actually Paid to R. Duncan Bates ($)(2)	Summary Compensation Total for Kenneth E. Shipley ($)(1)	Compensation Actually Paid to Kenneth E. Shipley ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On: Cumulative Total Shareholder Return ($)(5)	Net Income (in thousands) ($)(6)
2025	354,699	(4,805,515)	50,000	50,000	153,568	124,984	102.95	41,809
2024	330,000	(1,225,827)	—	—	157,660	284,182	130.17	61,642
2023	400,000	587,176	—	—	219,171	26,045	133.02	54,460

(1)
During 2025, our PEOs were Kenneth E. Shipley and Duncan Bates. During 2023 and 2024, our PEO was Duncan Bates.

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Messrs. Bates and Shipley as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Bates and Shipley during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments reflected in this table were made to Mr. Bates’ and Mr. Shipley’s total compensation for 2025 to determine the compensation actually paid:

Adjustments to the Summary Compensation Table Total to arrive at CAP for our PEO are shown below. No adjustments were necessary for defined benefit and pension plans or dividends. The assumptions used for determining the fair values shown in this table are consistent with those used to determine the fair values disclosed as of the grant date of such awards.
Name	Summary Compensation Total for PEO ($)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Fair Value of Unvested Equity at Fiscal Year End (Current Year Awards) ($)	Plus: Increase / (Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase / (Decrease) in Fair Value of Unvested Equity at Fiscal Year End ($)	Plus: Increase / (Decrease) in Fair Value of Equity Vested During Fiscal Year (Prior Year Awards) ($)	Less: Fair Value of Equity Awards at Prior Year-End Forfeited in Current Fiscal Year ($)	Compensation Actually Paid to PEO ($)
R. Duncan Bates	354,699	—	—	—	—	(480,959)	(4,679,255)	(4,805,515)
Kenneth E. Shipley	50,000	—	—	—	—	—	—	50,000

(3)
During 2025, our Non-PEO NEOs were Curtis D. Hodgson, Jon A. Langbert, Ronald C. Arrington and Jeffrey M. Fiedelman; during 2024, our Non-PEO NEOs were Curtis D. Hodgson, Kenneth E. Shipley and Jeffrey M. Fiedelman; during 2023, our Non-PEO NEOs were Curtis D. Hodgson, Kenneth E. Shipley, Jeffrey V. Burt, Ronald C. Arrington and Jeffrey M. Fiedelman.

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 3 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for these NEOs as a group for 2025 to determine the compensation actually paid:

Adjustments to the Summary Compensation Table Total to arrive at CAP for non-PEO NEOs (shown as an average) are presented below. No adjustments were necessary for defined benefit and pension plans or dividends.
Year	Average Summary Compensation Total for Non-PEO NEOs ($)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Fair Value of Unvested Equity at Fiscal Year End (Current Year Awards) ($)	Plus: Increase / (Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase / (Decrease) in Fair Value of Unvested Equity at Fiscal Year End ($)	Plus: Increase / (Decrease) in Fair Value of Equity Vested During Fiscal Year (Prior Year Awards) ($)	Less: Fair Value of Equity Awards at Prior Year-End Forfeited in Current Fiscal Year ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	153,568	(46,026)	53,148	—	—	—	(35,707)	124,984

(5)
Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period. For purposes of these amounts, the beginning of the measurement period is December 31, 2022.

(6)
The dollar amounts reported represent the amount of net income reflected in our Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
During 2025, our PEOs were Kenneth E. Shipley and Duncan Bates. During 2023 and 2024, our PEO was Duncan Bates.
(3)
During 2025, our Non-PEO NEOs were Curtis D. Hodgson, Jon A. Langbert, Ronald C. Arrington and Jeffrey M. Fiedelman; during 2024, our Non-PEO NEOs were Curtis D. Hodgson, Kenneth E. Shipley and Jeffrey M. Fiedelman; during 2023, our Non-PEO NEOs were Curtis D. Hodgson, Kenneth E. Shipley, Jeffrey V. Burt, Ronald C. Arrington and Jeffrey M. Fiedelman.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Messrs. Bates and Shipley as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Bates and Shipley during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments reflected in this table were made to Mr. Bates’ and Mr. Shipley’s total compensation for 2025 to determine the compensation actually paid:

Adjustments to the Summary Compensation Table Total to arrive at CAP for our PEO are shown below. No adjustments were necessary for defined benefit and pension plans or dividends. The assumptions used for determining the fair values shown in this table are consistent with those used to determine the fair values disclosed as of the grant date of such awards.
Name	Summary Compensation Total for PEO ($)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Fair Value of Unvested Equity at Fiscal Year End (Current Year Awards) ($)	Plus: Increase / (Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase / (Decrease) in Fair Value of Unvested Equity at Fiscal Year End ($)	Plus: Increase / (Decrease) in Fair Value of Equity Vested During Fiscal Year (Prior Year Awards) ($)	Less: Fair Value of Equity Awards at Prior Year-End Forfeited in Current Fiscal Year ($)	Compensation Actually Paid to PEO ($)
R. Duncan Bates	354,699	—	—	—	—	(480,959)	(4,679,255)	(4,805,515)
Kenneth E. Shipley	50,000	—	—	—	—	—	—	50,000

Non-PEO NEO Average Total Compensation Amount			$ 153,568	$ 157,660	$ 219,171
Non-PEO NEO Average Compensation Actually Paid Amount			$ 124,984	284,182	26,045
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 3 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for these NEOs as a group for 2025 to determine the compensation actually paid:

Adjustments to the Summary Compensation Table Total to arrive at CAP for non-PEO NEOs (shown as an average) are presented below. No adjustments were necessary for defined benefit and pension plans or dividends.
Year	Average Summary Compensation Total for Non-PEO NEOs ($)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Fair Value of Unvested Equity at Fiscal Year End (Current Year Awards) ($)	Plus: Increase / (Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase / (Decrease) in Fair Value of Unvested Equity at Fiscal Year End ($)	Plus: Increase / (Decrease) in Fair Value of Equity Vested During Fiscal Year (Prior Year Awards) ($)	Less: Fair Value of Equity Awards at Prior Year-End Forfeited in Current Fiscal Year ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	153,568	(46,026)	53,148	—	—	—	(35,707)	124,984

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 102.95	130.17	133.02
Net Income (Loss)			41,809,000	61,642,000	54,460,000
PEO Name	Kenneth E. Shipley	Duncan Bates
Duncan Bates [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			354,699	330,000	400,000
PEO Actually Paid Compensation Amount			(4,805,515)	(1,225,827)	587,176
Kenneth E. Shipley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			50,000
PEO Actually Paid Compensation Amount			50,000
PEO | Duncan Bates [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Duncan Bates [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Duncan Bates [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Duncan Bates [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Duncan Bates [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(480,959)
PEO | Duncan Bates [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,679,255)
PEO | Kenneth E. Shipley [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth E. Shipley [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth E. Shipley [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth E. Shipley [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth E. Shipley [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth E. Shipley [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(46,026)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			53,148
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (35,707)